Memorandum accounts - Financial instruments received as collateral (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial instruments
Financial instruments received as collateral	$ 82,342	$ 111,937
Financial instrument in connection with OTC derivative transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	5,736	4,044
Financial instruments in connection with repurchase agreement transactions | Debt instruments.
Financial instruments
Financial instruments received as collateral	76,592	107,560
Financial instruments in connection with securities loans transactions | Equity instruments.
Financial instruments
Financial instruments received as collateral	$ 14	$ 333